TAXATION	6 Months Ended
Dec. 31, 2022
TAXATION
TAXATION

9.    TAXATION

Taxes on income in the interim periods are accrued using the tax rate that would be applicable to expected total annual earnings.

	12/31/2022	12/31/2021
Current tax expense	(6,467,324)	(11,916,178)
Deferred tax	769,775	5,179,763
Total	(5,697,549)	(6,736,415)

	12/31/2022	12/31/2021
Beginning of the period deferred tax	(24,994,569)	(22,421,125)
Additions for business combination	(16,704,771)	—
Charge for the period	769,775	5,179,763
Charge to OCI	—	1,326,453
Conversion difference	(582,016)	(2,993,421)
Total net deferred tax	(41,511,581)	(18,908,330)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	12/31/2022	12/31/2021
Earnings before income tax-rate	1,183,270	14,340,137
Income tax expense by applying tax rate in force in the respective countries	(5,182,386)	(7,314,555)
Share of profit or loss of subsidiaries, joint ventures and associates	225,376	269,138
Stock options charge	(298,851)	(180,523)
Non-deductible expenses	(543,505)	(318,280)
Untaxed gains	33,052	—
Unrecognized tax losses carry-forwards [1]	(995,754)	—
Foreign investment coverage	—	140,720
Tax inflation adjustment	3,132,901	1,097,315
Result of inflation effect on monetary items and other finance results	(1,660,369)	(479,093)
Others	(408,013)	48,863
Income tax expenses	(5,697,549)	(6,736,415)

1- Corresponds mainly to Pro Farm Group Inc.